DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Europe Hedged Equity ETF

August 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.5%
Australia - 0.5%
BHP Group PLC
(Cost $2,153,953)	100,225	$2,294,739

Austria - 0.3%
ANDRITZ AG	3,600	120,462
Erste Group Bank AG*	12,520	304,492
OMV AG*	6,564	213,532
Raiffeisen Bank International AG*	7,867	140,821
Verbund AG	3,225	173,185
voestalpine AG	6,013	149,325

(Cost $1,607,711)		1,101,817

Belgium - 1.4%
Ageas SA/NV	8,210	344,869
Anheuser-Busch InBev SA/NV	36,299	2,114,108
Colruyt SA	2,917	184,493
Elia Group SA/NV	1,568	168,593
Galapagos NV*	2,048	278,370
Groupe Bruxelles Lambert SA	5,241	485,213
KBC Group NV	11,883	682,086
Proximus SADP	7,566	149,789
Sofina SA	773	231,999
Solvay SA	3,935	341,105
Telenet Group Holding NV	1,739	67,611
UCB SA	6,015	714,355
Umicore SA(a)	9,585	440,259

(Cost $9,008,604)		6,202,850

Chile - 0.1%
Antofagasta PLC
(Cost $217,777)	19,793	284,162

Denmark - 3.8%
A.P. Moller - Maersk A/S, Class A	163	232,049
A.P. Moller - Maersk A/S, Class B	303	464,581
Ambu A/S, Class B	7,563	222,368
Carlsberg A/S, Class B	5,054	710,257
Chr Hansen Holding A/S	5,115	587,299
Coloplast A/S, Class B	5,728	972,015
Danske Bank A/S*	33,306	515,476
Demant A/S*	4,706	140,479
DSV PANALPINA A/S	10,098	1,579,054
Genmab A/S*	3,069	1,159,181
GN Store Nord A/S	6,116	443,087
H Lundbeck A/S	2,937	96,430
Novo Nordisk A/S, Class B	82,153	5,441,394
Novozymes A/S, Class B	10,155	600,901
Orsted A/S, 144A	8,991	1,272,187
Pandora A/S	4,741	346,284
Tryg A/S	5,830	178,985
Vestas Wind Systems A/S	9,458	1,438,036

(Cost $13,126,709)		16,400,063

Finland - 1.9%
Elisa OYJ	6,924	407,272
Fortum OYJ	21,720	459,165
Kone OYJ, Class B	16,100	1,380,258
Neste OYJ	20,138	1,076,860
Nokia OYJ*	268,142	1,303,149
Nordea Bank Abp*	154,428	1,243,130
Orion OYJ, Class B	4,670	219,128
Sampo OYJ, Class A	22,867	920,436
Stora Enso OYJ, Class R	28,290	416,260
UPM-Kymmene OYJ	25,064	760,017
Wartsila OYJ Abp(a)	22,294	190,595

(Cost $8,973,890)		8,376,270

France - 16.4%
Accor SA*	8,859	272,121
Aeroports de Paris	1,482	155,278
Air Liquide SA	22,578	3,746,490
Airbus SE*	27,979	2,298,483
Alstom SA*	8,892	494,910
Amundi SA, 144A*	3,083	239,509
Arkema SA	3,286	364,294
Atos SE*	4,754	411,306
AXA SA	91,825	1,871,179
BioMerieux	1,976	299,474
BNP Paribas SA*	53,562	2,337,171
Bollore SA	44,834	168,426
Bouygues SA*	10,970	435,278
Bureau Veritas SA*	13,201	299,236
Capgemini SE	7,662	1,060,641
Carrefour SA	27,640	443,968
Cie de Saint-Gobain*	24,268	984,069
Cie Generale des Etablissements Michelin SCA	8,084	912,804
CNP Assurances*	8,891	119,045
Covivio REIT	2,202	163,184
Credit Agricole SA*	54,632	559,896
Danone SA	29,408	1,933,683
Dassault Aviation SA*	106	96,453
Dassault Systemes SE	6,297	1,186,169
Edenred	11,595	598,723
Eiffage SA*	4,018	370,261
Electricite de France SA	31,040	326,040
Engie SA*	86,965	1,209,553
EssilorLuxottica SA*	13,548	1,812,379
Eurazeo SE*	2,001	105,593
Faurecia SE*	4,032	175,671
Gecina SA REIT	2,292	315,090
Getlink SE*	21,079	322,986
Hermes International	1,507	1,293,754
ICADE REIT	1,194	77,299
Iliad SA	736	157,217

Ingenico Group SA*	2,952	500,938
Ipsen SA	1,979	204,990
JCDecaux SA*	4,539	86,612
Kering SA	3,600	2,210,754
Klepierre SA REIT(a)	9,922	163,279
La Francaise des Jeux SAEM, 144A	4,364	161,910
Legrand SA	12,760	1,064,378
L’Oreal SA	11,981	3,958,988
LVMH Moet Hennessy Louis Vuitton SE	13,233	6,202,945
Natixis SA*	49,397	135,875
Orange SA	95,820	1,066,856
Orpea*	2,439	292,950
Pernod Ricard SA	10,105	1,730,439
Peugeot SA*	28,756	493,121
Publicis Groupe SA*	10,000	350,487
Remy Cointreau SA(a)	1,076	177,070
Renault SA*	9,751	277,411
Safran SA*	15,313	1,772,922
Sanofi	53,776	5,446,417
Sartorius Stedim Biotech	1,326	474,399
Schneider Electric SE	26,372	3,265,121
SCOR SE*	7,019	187,793
SEB SA	1,056	185,372
Societe Generale SA*	38,287	620,559
Sodexo SA	4,124	295,086
Suez SA	14,676	254,035
Teleperformance	2,802	864,030
Thales SA	5,101	398,717
TOTAL SE	117,657	4,647,441
Ubisoft Entertainment SA*	4,415	363,326
Unibail-Rodamco-Westfield REIT(a)	6,574	307,214
Valeo SA	11,061	337,911
Veolia Environnement SA	24,839	598,761
Vinci SA	24,536	2,300,827
Vivendi SA	39,201	1,113,377
Wendel SE	1,368	140,314
Worldline SA, 144A*	6,699	615,718

(Cost $76,516,537)		70,885,976

Germany - 13.8%
adidas AG*	9,074	2,756,927
Allianz SE	19,834	4,296,383
BASF SE	43,613	2,657,449
Bayer AG	46,772	3,099,988
Bayerische Motoren Werke AG	15,583	1,118,549
Beiersdorf AG	4,774	551,475
Brenntag AG	7,254	454,123
Carl Zeiss Meditec AG	1,990	224,178
Commerzbank AG*	46,910	272,231
Continental AG	5,083	553,201
Covestro AG, 144A	7,995	380,298
Daimler AG	40,776	2,075,109
Delivery Hero SE, 144A*	6,016	646,271
Deutsche Bank AG*(b)	93,580	896,182
Deutsche Boerse AG	9,052	1,711,070
Deutsche Lufthansa AG*	14,772	153,894
Deutsche Post AG	47,181	2,146,289
Deutsche Telekom AG	159,104	2,800,537
Deutsche Wohnen SE	16,247	865,497
E.ON SE	106,838	1,263,478
Evonik Industries AG	9,410	272,875
Fraport AG Frankfurt Airport Services Worldwide*	1,988	90,530
Fresenius Medical Care AG & Co. KGaA	10,340	876,827
Fresenius SE & Co. KGaA	19,847	918,956
GEA Group AG	7,085	258,381
Hannover Rueck SE	2,954	502,688
HeidelbergCement AG	6,981	443,364
Henkel AG & Co. KGaA	5,017	450,525
HOCHTIEF AG	1,368	121,295
Infineon Technologies AG	59,584	1,646,783
KION Group AG	3,188	269,580
Knorr-Bremse AG	2,193	278,660
LANXESS AG	4,155	243,010
LEG Immobilien AG	3,268	480,698
Merck KGaA	6,328	858,231
METRO AG	9,517	94,173
MTU Aero Engines AG	2,575	477,064
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,888	1,986,726
Nemetschek SE	2,569	204,177
Puma SE*	4,156	343,103
RWE AG	30,821	1,224,783
SAP SE	49,739	8,193,513
Scout24 AG, 144A	5,143	478,411
Siemens AG	36,444	5,030,109
Siemens Healthineers AG, 144A	7,155	325,314
Symrise AG	6,088	839,485
TeamViewer AG, 144A*	6,220	336,765
Telefonica Deutschland Holding AG	54,599	150,901
thyssenkrupp AG*	20,603	148,110
Uniper SE	9,790	320,579
United Internet AG	4,773	234,328
Volkswagen AG*	1,485	266,173
Vonovia SE	24,524	1,755,944
Zalando SE, 144A*	7,384	644,488

(Cost $64,683,085)		59,689,678

Ireland - 1.6%
AerCap Holdings NV*	6,630	196,049
CRH PLC	37,329	1,380,945
DCC PLC	4,821	427,140
Experian PLC	43,278	1,614,068
Flutter Entertainment PLC	7,253	1,223,004

Kerry Group PLC, Class A	7,550	991,078
Kingspan Group PLC	7,338	630,052
Smurfit Kappa Group PLC	11,193	396,441

(Cost $5,759,781)		6,858,777

Isle of Man - 0.1%
GVC Holdings PLC*
(Cost $341,019)	25,964	279,117

Italy - 3.3%
Assicurazioni Generali SpA	52,840	820,052
Atlantia SpA*	24,346	387,281
Davide Campari-Milano NV	27,711	284,128
DiaSorin SpA	1,132	204,657
Enel SpA	388,037	3,514,195
Eni SpA	120,644	1,122,971
Ferrari NV	5,972	1,163,076
FinecoBank Banca Fineco SpA*	29,970	454,212
Infrastrutture Wireless Italiane SpA, 144A	12,214	119,010
Intesa Sanpaolo SpA*	787,650	1,696,785
Leonardo SpA	20,276	137,145
Mediobanca Banca di Credito Finanziario SpA	31,132	270,536
Moncler SpA*	9,207	356,534
Nexi SpA, 144A*	18,119	322,497
Pirelli & C SpA, 144A*	18,787	81,181
Poste Italiane SpA, 144A	27,214	249,739
Prysmian SpA	11,270	315,246
Recordati Industria Chimica e Farmaceutica SpA	4,856	264,654
Snam SpA	98,654	505,057
Telecom Italia SpA	386,502	183,940
Telecom Italia SpA-RSP	262,595	124,031
Terna Rete Elettrica Nazionale SpA	67,676	489,251
UniCredit SpA*	101,318	997,490

(Cost $16,787,313)		14,063,668

Jordan - 0.1%
Hikma Pharmaceuticals PLC
(Cost $289,118)	9,065	287,309

Luxembourg - 0.3%
ArcelorMittal SA*	33,787	427,470
Aroundtown SA*	56,935	311,317
Eurofins Scientific SE*	625	500,909
SES SA	18,419	130,783
Tenaris SA	24,106	141,533

(Cost $2,654,521)		1,512,012

Netherlands - 7.2%
ABN AMRO Bank NV, 144A*	21,547	205,294
Adyen NV, 144A*	854	1,440,019
Aegon NV	83,767	233,215
Akzo Nobel NV	9,343	924,738
Altice Europe NV*	27,670	122,438
Argenx SE*	2,125	491,198
ASML Holding NV	20,277	7,605,298
EXOR NV	5,108	301,124
Heineken Holding NV	5,391	441,650
Heineken NV	12,326	1,140,849
ING Groep NV*	185,139	1,503,247
Just Eat Takeaway.com NV, 144A*	5,975	664,827
Koninklijke Ahold Delhaize NV	52,436	1,578,130
Koninklijke DSM NV	8,203	1,316,139
Koninklijke KPN NV	168,836	442,653
Koninklijke Philips NV*	43,618	2,063,064
Koninklijke Vopak NV	3,538	194,300
NN Group NV	13,781	518,858
Prosus NV*	23,237	2,324,874
QIAGEN NV*	11,284	573,238
Randstad NV	6,021	313,776
Royal Dutch Shell PLC, Class A	204,216	3,021,408
Royal Dutch Shell PLC, Class B	169,021	2,401,731
Wolters Kluwer NV	12,919	1,060,683

(Cost $33,072,907)		30,882,751

Norway - 0.9%
Adevinta ASA*	11,408	212,863
DNB ASA*	44,720	717,715
Equinor ASA	47,454	769,198
Gjensidige Forsikring ASA*	10,220	217,721
Mowi ASA	20,917	409,088
Norsk Hydro ASA*	68,748	219,488
Orkla ASA	35,523	361,586
Schibsted ASA, Class B*	4,179	165,616
Telenor ASA	34,439	560,205
Yara International ASA	8,309	348,122

(Cost $4,532,752)		3,981,602

Portugal - 0.3%
EDP - Energias de Portugal SA	144,417	731,067
Galp Energia SGPS SA	25,541	273,461
Jeronimo Martins SGPS SA	12,361	202,900

(Cost $1,178,915)		1,207,428

Spain - 3.6%
ACS Actividades de Construccion y Servicios SA	13,393	327,962
Aena SME SA, 144A*	3,196	477,125
Amadeus IT Group SA	21,615	1,210,010
Banco Bilbao Vizcaya Argentaria SA	321,586	941,375
Banco Santander SA	794,666	1,766,522
Bankinter SA	33,917	182,420
CaixaBank SA	166,504	366,001
Cellnex Telecom SA, 144A*	15,668	1,003,678
Enagas SA	11,736	286,966
Endesa SA	15,105	418,734
Ferrovial SA	22,935	612,529
Grifols SA(a)	14,653	397,111
Iberdrola SA	283,408	3,568,065
Industria de Diseno Textil SA	52,222	1,467,616

Mapfre SA	52,518	99,524
Naturgy Energy Group SA	13,575	261,788
Red Electrica Corp. SA	20,481	391,667
Repsol SA	70,258	555,205
Siemens Gamesa Renewable Energy SA	12,208	326,915
Telefonica SA	234,546	926,735

(Cost $25,045,840)		15,587,948

Sweden - 4.8%
Alfa Laval AB*	14,686	358,924
Assa Abloy AB, Class B	47,009	1,086,938
Atlas Copco AB, Class A	32,062	1,482,299
Atlas Copco AB, Class B	18,293	734,486
Boliden AB	13,432	400,485
Electrolux AB, Series B	11,589	251,078
Epiroc AB, Class A	31,224	464,761
Epiroc AB, Class B	19,964	287,004
EQT AB(a)	11,153	205,658
Essity AB, Class B*	29,198	1,004,569
Evolution Gaming Group AB, 144A	6,202	464,480
Hennes & Mauritz AB, Class B(a)	37,521	598,181
Hexagon AB, Class B*	13,418	971,703
Husqvarna AB, Class B	21,301	231,435
ICA Gruppen AB	4,606	225,886
Industrivarden AB, Class C*	6,682	176,053
Investment AB Latour, Class B	6,176	137,732
Investor AB, Class B	21,637	1,379,297
Kinnevik AB, Class B	11,957	461,772
L E Lundbergforetagen AB, Class B*	3,845	175,585
Lundin Energy AB	8,157	199,356
Nibe Industrier AB, Class B*	14,912	418,925
Sandvik AB*	53,017	1,040,751
Securitas AB, Class B*	15,449	219,863
Skandinaviska Enskilda Banken AB, Class A*	77,024	763,490
Skanska AB, Class B*	15,590	317,575
SKF AB, Class B	18,473	368,614
Svenska Cellulosa AB SCA, Class B*	28,686	369,610
Svenska Handelsbanken AB, Class A*	73,873	743,188
Swedbank AB, Class A*	42,780	725,150
Swedish Match AB	7,573	574,861
Tele2 AB, Class B	25,546	361,935
Telefonaktiebolaget LM Ericsson, Class B	139,352	1,615,071
Telia Co. AB	114,982	442,791
Volvo AB, Class B*	70,734	1,351,746

(Cost $19,232,127)		20,611,252

Switzerland - 16.4%
ABB Ltd.	87,880	2,233,092
Adecco Group AG	7,427	388,296
Alcon, Inc.*	23,410	1,330,093
Baloise Holding AG	2,262	351,580
Banque Cantonale Vaudoise	1,574	168,030
Barry Callebaut AG	152	336,302
Chocoladefabriken Lindt & Spruengli AG	5	441,396
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	53	451,170
Cie Financiere Richemont SA, Class A	24,792	1,638,995
Clariant AG	9,906	206,021
Coca-Cola HBC AG*	9,050	241,226
Credit Suisse Group AG	115,565	1,270,007
EMS-Chemie Holding AG	389	350,507
Geberit AG	1,759	1,013,038
Givaudan SA	441	1,848,985
Glencore PLC*	472,167	1,067,813
Julius Baer Group Ltd.	10,668	511,007
Kuehne + Nagel International AG*	2,553	494,389
LafargeHolcim Ltd.*	24,733	1,173,788
Logitech International SA	7,928	586,038
Lonza Group AG	3,536	2,192,128
Nestle SA	141,844	17,034,775
Novartis AG	105,840	9,137,401
Partners Group Holding AG	885	898,560
Roche Holding AG	33,491	11,696,564
Schindler Holding AG	1,059	278,589
Schindler Holding AG Participation Certificates	1,853	494,229
SGS SA	286	739,718
Sika AG	6,766	1,621,235
Sonova Holding AG*	2,567	599,473
STMicroelectronics NV	29,835	897,567
Straumann Holding AG	523	514,235
Swatch Group AG - Bearer	1,361	287,572
Swatch Group AG - Registered	2,080	82,008
Swiss Life Holding AG	1,488	600,500
Swiss Prime Site AG	3,510	315,879
Swiss Re AG	13,920	1,118,589
Swisscom AG	1,234	682,560
Temenos AG	3,268	527,103
UBS Group AG	174,798	2,124,184
Vifor Pharma AG	2,095	309,284
Zurich Insurance Group AG	7,125	2,632,612

(Cost $63,874,703)		70,886,538

United Arab Emirates - 0.0%
NMC Health PLC*(c)
(Cost $293,106)	6,475	0

United Kingdom - 19.7%
3i Group PLC	46,329	580,907
Admiral Group PLC	8,735	307,910
Anglo American PLC	58,120	1,423,783
Ashtead Group PLC	21,438	746,522
Associated British Foods PLC	17,173	469,680
AstraZeneca PLC	62,523	6,970,379
Auto Trader Group PLC, 144A	43,849	330,121
AVEVA Group PLC	3,230	218,994

Aviva PLC	182,261	688,763
BAE Systems PLC	152,518	1,059,353
Barclays PLC*	823,405	1,232,330
Barratt Developments PLC	46,967	329,737
Berkeley Group Holdings PLC	6,323	385,339
BP PLC	963,628	3,403,241
British American Tobacco PLC	109,223	3,697,550
British Land Co. PLC REIT	40,734	199,128
BT Group PLC	415,306	580,976
Bunzl PLC	16,424	531,745
Burberry Group PLC	19,859	383,465
CNH Industrial NV*	51,042	404,084
Coca-Cola European Partners PLC	10,019	412,382
Compass Group PLC	84,900	1,385,147
Croda International PLC	6,174	486,933
Diageo PLC	111,371	3,736,025
Direct Line Insurance Group PLC	62,084	244,740
Evraz PLC	25,857	112,058
Ferguson PLC	10,730	1,057,965
Fiat Chrysler Automobiles NV*	54,136	596,353
GlaxoSmithKline PLC	238,942	4,701,656
Halma PLC	18,134	537,657
Hargreaves Lansdown PLC	15,638	337,915
HSBC Holdings PLC	967,151	4,268,311
Imperial Brands PLC	45,523	762,487
Informa PLC*	72,381	399,987
InterContinental Hotels Group PLC*	8,292	488,376
Intertek Group PLC	7,870	618,169
J Sainsbury PLC	90,042	221,229
JD Sports Fashion PLC	22,759	220,811
Johnson Matthey PLC	8,776	278,619
Kingfisher PLC	97,305	351,586
Land Securities Group PLC REIT	35,055	270,897
Legal & General Group PLC	283,233	822,724
Lloyds Banking Group PLC*	3,376,073	1,279,427
London Stock Exchange Group PLC	15,008	1,765,452
M&G PLC	123,606	285,849
Melrose Industries PLC	230,076	313,090
Mondi PLC	23,459	458,153
National Grid PLC	167,039	1,882,777
Natwest Group PLC*	228,049	343,865
Next PLC	6,496	524,312
Ocado Group PLC*	21,789	727,288
Pearson PLC	35,048	262,081
Persimmon PLC	15,695	549,684
Prudential PLC	123,794	2,021,360
Reckitt Benckiser Group PLC	33,832	3,396,394
RELX PLC	92,053	2,094,959
Rentokil Initial PLC*	86,653	617,392
Rio Tinto PLC	53,342	3,304,985
Rolls-Royce Holdings PLC*	87,810	283,003
RSA Insurance Group PLC	51,596	309,887
Sage Group PLC	51,965	514,452
Schroders PLC	5,914	229,103
Segro PLC REIT	57,688	734,747
Severn Trent PLC	11,632	362,605
Smith & Nephew PLC	41,579	845,661
Smiths Group PLC	18,417	345,158
Spirax-Sarco Engineering PLC	3,566	488,364
SSE PLC	49,051	825,513
St James’s Place PLC	24,459	320,351
Standard Chartered PLC*	127,699	669,834
Standard Life Aberdeen PLC	113,542	360,016
Taylor Wimpey PLC	167,575	274,407
Tesco PLC	465,734	1,361,561
Unilever NV	69,551	4,026,269
Unilever PLC	56,287	3,355,780
United Utilities Group PLC	32,968	366,310
Vodafone Group PLC	1,277,264	1,902,709
Whitbread PLC	9,954	336,509
Wm Morrison Supermarkets PLC	114,485	294,292
WPP PLC	60,115	518,796

(Cost $111,819,528)		84,808,429

TOTAL COMMON STOCKS (Cost $461,169,896)		416,202,386

PREFERRED STOCKS - 0.9%
Germany - 0.9%
Bayerische Motoren Werke AG	2,885	162,157
FUCHS PETROLUB SE	2,905	137,350
Henkel AG & Co. KGaA	8,420	859,708
Porsche Automobil Holding SE*	7,328	448,612
Sartorius AG	1,739	736,709
Volkswagen AG*	8,815	1,465,772

(Cost $4,349,563)		3,810,308

TOTAL PREFERRED STOCKS (Cost $4,349,563)		3,810,308

EXCHANGE-TRADED FUNDS - 0.1%
iShares Currency Hedged MSCI Eurozone ETF(a)	2,188	62,161
iShares Currency Hedged MSCI United Kingdom ETF	7,000	132,885

TOTAL EXCHANGE-TRADED FUNDS (Cost $241,390)		195,046

SECURITIES LENDING COLLATERAL - 0.4% DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(d)(e) (Cost $1,743,205)	1,743,205	1,743,205

CASH EQUIVALENTS - 2.0%
DWS ESG Liquidity Fund “Capital Shares”, 0.24%(d)	639,621	639,749
DWS Government Money Market Series “Institutional Shares”, 0.06%(d)	8,024,970	8,024,970

TOTAL CASH EQUIVALENTS (Cost $8,664,591)		8,664,719

TOTAL INVESTMENTS - 99.9% (Cost $476,168,645)		$430,615,664
Other assets and liabilities, net - 0.1%		637,025

NET ASSETS - 100.0%		$431,252,689

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG*(b)
993,168	—	(235,145)	(590,333)	728,492	—	—	93,580	896,182
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(d)(e)
7,981,610	—	(6,238,405)(f)	—	—	538	—	1,743,205	1,743,205
CASH EQUIVALENTS — 2.0%
DWS ESG Liquidity Fund “Capital Shares”, 0.24%(d)
639,380	497	–	—	(128)	529	—	639,621	639,749
DWS Government Money Market Series “Institutional Shares”, 0.06%(d)
8,725,094	56,174,945	(56,875,069)	—	—	1,282	—	8,024,970	8,024,970

18,339,252	56,175,442	(63,348,619)	(590,333)	728,364	2,349	—	10,501,376	11,304,106

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $2,304,990, which is 0.5% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $899,804.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2020.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2020 the Xtrackers MSCI Europe Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Health Care	$66,524,253	15.8%
Financials	62,945,558	15.0
Consumer Staples	60,662,131	14.4
Industrials	59,104,655	14.1
Consumer Discretionary	43,124,880	10.3
Materials	33,223,107	7.9
Information Technology	32,504,291	7.7
Utilities	20,874,354	5.0
Energy	18,020,239	4.3
Communication Services	17,069,054	4.1
Real Estate	5,960,172	1.4

Total	$420,012,694	100.0%

At August 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(g)
AMSTERDAM Index Futures	EUR	2	$267,168	$261,988	9/18/2020	$(5,180)
CAC40 10 EURO Futures	EUR	31	1,830,289	1,828,423	9/18/2020	(1,866)
DAX Index Futures	EUR	4	1,531,717	1,542,525	9/18/2020	10,808
FTSE 100 Index Futures	GBP	42	3,431,556	3,346,997	9/18/2020	(84,559)
IBEX 35 Index Futures	EUR	6	507,944	498,014	9/18/2020	(9,930)
OMXS30 Index Futures	SEK	44	897,960	897,824	9/18/2020	(136)
SWISS MKT IX Futures	CHF	16	1,811,914	1,799,038	9/18/2020	(12,876)

Total net unrealized depreciation						$(103,739)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2020.

As of August 31, 2020, the Fund had the following forward foreign currency contracts outstanding

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
Citigroup Global Markets	9/3/2020	CHF	8,403,000	USD	9,239,854	$—	$(56,843)
JP Morgan & Chase Co.	9/3/2020	CHF	30,705,822	USD	33,780,971	—	(190,552)
RBC Capital Markets	9/3/2020	CHF	31,173,917	USD	34,296,625	—	(192,778)
Citigroup Global Markets	9/3/2020	DKK	35,513,500	USD	5,643,285	—	(50,436)
Citigroup Global Markets	9/3/2020	DKK	2,538,000	USD	401,273	—	(5,633)
JP Morgan & Chase Co.	9/3/2020	DKK	39,155,142	USD	6,219,964	—	(57,605)
RBC Capital Markets	9/3/2020	DKK	39,375,700	USD	6,255,100	—	(57,830)
Citigroup Global Markets	9/3/2020	EUR	42,415,000	USD	50,187,125	—	(432,308)
JP Morgan & Chase Co.	9/3/2020	EUR	82,006,223	USD	97,030,419	—	(838,459)
RBC Capital Markets	9/3/2020	EUR	77,322,273	USD	91,489,646	—	(789,254)
Citigroup Global Markets	9/3/2020	GBP	18,015,054	USD	23,631,968	—	(450,212)
JP Morgan & Chase Co.	9/3/2020	GBP	38,002,950	USD	49,886,092	—	(915,525)
RBC Capital Markets	9/3/2020	GBP	25,920,820	USD	34,026,027	—	(624,430)
Citigroup Global Markets	9/3/2020	NOK	12,520,900	USD	1,377,694	—	(55,641)
JP Morgan & Chase Co.	9/3/2020	NOK	11,949,691	USD	1,316,398	—	(51,548)
RBC Capital Markets	9/3/2020	NOK	12,328,800	USD	1,358,150	—	(53,195)
Citigroup Global Markets	9/3/2020	SEK	83,495,250	USD	9,567,682	—	(85,516)
JP Morgan & Chase Co.	9/3/2020	SEK	45,197,536	USD	5,170,523	—	(54,933)
RBC Capital Markets	9/3/2020	SEK	73,745,100	USD	8,436,255	—	(89,693)
Citigroup Global Markets	9/3/2020	USD	4,416,828	CHF	3,977,000		(16,856)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
Citigroup Global Markets	9/3/2020	USD	4,857,006	CHF	4,426,000	$39,719	$—
JP Morgan & Chase Co.	9/3/2020	USD	32,089,757	CHF	28,895,222	—	(121,399)
JP Morgan & Chase Co.	9/3/2020	USD	1,993,412	CHF	1,810,600	9,754	—
RBC Capital Markets	9/3/2020	USD	32,978,779	CHF	29,694,917	—	(125,674)
RBC Capital Markets	9/3/2020	USD	1,627,244	CHF	1,479,000	9,055	—
Citigroup Global Markets	9/3/2020	USD	4,908,327	DKK	30,552,100	—	(10,045)
Citigroup Global Markets	9/3/2020	USD	1,188,267	DKK	7,499,400	14,079	—
JP Morgan & Chase Co.	9/3/2020	USD	487,567	DKK	3,068,000	4,312	—
JP Morgan & Chase Co.	9/3/2020	USD	5,797,457	DKK	36,087,142	—	(11,767)
RBC Capital Markets	9/3/2020	USD	6,325,973	DKK	39,375,700	—	(13,043)
Citigroup Global Markets	9/3/2020	USD	14,845,353	EUR	12,583,100	171,726	—
Citigroup Global Markets	9/3/2020	USD	35,678,505	EUR	29,831,900	—	(76,151)
JP Morgan & Chase Co.	9/3/2020	USD	7,258,148	EUR	6,134,000	62,367	—
JP Morgan & Chase Co.	9/3/2020	USD	6,089,127	EUR	5,147,600	54,185	—
JP Morgan & Chase Co.	9/3/2020	USD	84,583,113	EUR	70,724,623	—	(178,061)
RBC Capital Markets	9/3/2020	USD	92,476,124	EUR	77,322,273	—	(197,224)
Citigroup Global Markets	9/3/2020	USD	6,439,137	GBP	4,919,600	137,291	—
Citigroup Global Markets	9/3/2020	USD	17,534,551	GBP	13,095,454	—	(28,798)
JP Morgan & Chase Co.	9/3/2020	USD	7,168,791	GBP	5,461,000	131,369	—
JP Morgan & Chase Co.	9/3/2020	USD	40,877,273	GBP	30,529,350	—	(66,221)
JP Morgan & Chase Co.	9/3/2020	USD	2,658,749	GBP	2,012,600	31,656	—
RBC Capital Markets	9/3/2020	USD	34,707,071	GBP	25,920,820	—	(56,614)
Citigroup Global Markets	9/3/2020	USD	262,789	NOK	2,367,200	8,197	—
Citigroup Global Markets	9/3/2020	USD	1,170,075	NOK	10,153,700	—	(7,726)
JP Morgan & Chase Co.	9/3/2020	USD	108,981	NOK	968,400	1,877	—
JP Morgan & Chase Co.	9/3/2020	USD	1,265,429	NOK	10,981,291	—	(8,341)
RBC Capital Markets	9/3/2020	USD	1,420,729	NOK	12,328,800	—	(9,384)
Citigroup Global Markets	9/3/2020	USD	9,063,213	SEK	78,167,950	—	(25,924)
Citigroup Global Markets	9/3/2020	USD	610,981	SEK	5,327,300	4,928	—
JP Morgan & Chase Co.	9/3/2020	USD	3,730,484	SEK	32,175,236	—	(10,584)
JP Morgan & Chase Co.	9/3/2020	USD	1,481,032	SEK	13,022,300	24,525	—
RBC Capital Markets	9/3/2020	USD	8,550,404	SEK	73,745,100	—	(24,457)
Citigroup Global Markets	10/5/2020	CHF	614,000	USD	682,549	2,604	—
Citigroup Global Markets	10/5/2020	CHF	3,977,000	USD	4,420,903	16,763	—
JP Morgan & Chase Co.	10/5/2020	CHF	28,895,222	USD	32,120,006	121,367	—
RBC Capital Markets	10/5/2020	CHF	29,694,917	USD	33,009,940	125,716	—
Citigroup Global Markets	10/5/2020	DKK	30,552,100	USD	4,910,926	9,712	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
JP Morgan & Chase Co.	10/5/2020	DKK	36,087,142	USD	5,800,724	$11,570	$—
RBC Capital Markets	10/5/2020	DKK	39,375,700	USD	6,329,633	12,924	—
Citigroup Global Markets	10/5/2020	EUR	29,831,900	USD	35,703,265	75,214	—
Citigroup Global Markets	10/5/2020	EUR	6,818,000	USD	8,159,830	17,136	—
JP Morgan & Chase Co.	10/5/2020	EUR	70,724,623	USD	84,642,875	176,901	—
RBC Capital Markets	10/5/2020	EUR	77,322,273	USD	92,539,528	194,022	—
Citigroup Global Markets	10/5/2020	GBP	13,095,454	USD	17,537,956	28,304	—
JP Morgan & Chase Co.	10/5/2020	GBP	30,529,350	USD	40,886,127	65,985	—
RBC Capital Markets	10/5/2020	GBP	25,920,820	USD	34,714,329	56,154	—
Citigroup Global Markets	10/5/2020	NOK	10,153,700	USD	1,170,319	7,711	—
JP Morgan & Chase Co.	10/5/2020	NOK	10,981,291	USD	1,265,720	8,352	—
RBC Capital Markets	10/5/2020	NOK	12,328,800	USD	1,421,024	9,365	—
Citigroup Global Markets	10/5/2020	SEK	78,167,950	USD	9,066,262	25,592	—
JP Morgan & Chase Co.	10/5/2020	SEK	32,175,236	USD	3,731,814	10,523	—
JP Morgan & Chase Co.	10/5/2020	SEK	5,827,000	USD	675,853	1,919	—
RBC Capital Markets	10/5/2020	SEK	73,745,100	USD	8,553,404	24,268	—
JP Morgan & Chase Co.	10/5/2020	USD	636,158	GBP	475,000	—	(1,046)

Total unrealized appreciation (depreciation)						$1,707,142	$(6,041,706)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2020.

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(i)	$416,202,386	$—	$0	$416,202,386
Preferred Stocks	3,810,308	—	—	3,810,308
Exchange-Traded Funds	195,046	—	—	195,046
Short-Term Investments(i)	10,407,924	—	—	10,407,924
Derivatives(j)
Forward Foreign Currency Contracts	—	1,707,142	—	1,707,142
Futures Contracts	10,808	—	—	10,808

TOTAL	$430,626,472	$1,707,142	$0	$432,333,614

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(j)
Forward Foreign Currency Contracts	$—	$(6,041,706)	$—	$(6,041,706)
Futures Contracts	(114,547)	—	—	(114,547)

TOTAL	$(114,547)	$(6,041,706)	$—	$(6,156,253)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.